3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfSignificantAccountingPoliciesDetailsLineItems [Line Items]
WACC annual rate	12.70%	14.30%
Percentage of taxable income	15.00%
Corporate Income Tax ("IRPJ") [Member]
SummaryOfSignificantAccountingPoliciesDetailsLineItems [Line Items]
Percentage of taxable income	10.00%
Social Contribution Tax ("CSLL") [Member]
SummaryOfSignificantAccountingPoliciesDetailsLineItems [Line Items]
Percentage of taxable income	9.00%